Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 8, 2019 TO THE SUMMARY

PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL

INFORMATION, EACH DATED FEBRUARY 1, 2019, OF

MARTIN CURRIE EMERGING MARKETS FUND (THE “FUND”)

B.
During a meeting of the shareholders of the Fund held on March 8, 2019, the shareholders approved changing the Fund’s classification from diversified to non-diversified within the meaning of the Investment Company Act of 1940, as amended. Accordingly, effective March 8, 2019, the Fund is a non-diversified fund and the following changes are made to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information.

Summary Prospectus and Prospectus

1.	Under the section entitled “Principal investment strategies,” each of the last three paragraphs is deleted in its entirety and replaced with the following:

The fund may invest in companies domiciled in any country that the subadviser believes to be appropriate to the fund’s investment objective. Subject to the fund’s 80% investment policy, the fund may invest a substantial amount of assets (i.e. more than 25%) in issuers located in a single country or a limited number of countries, but will always be invested in or have exposure to no less than three different emerging market countries. The fund may invest in securities denominated in foreign currencies or in U.S. dollars.

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

2.	Under the section entitled “Principal risks,” the following text is added immediately below “Issuer risk.”

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Martin Currie Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 8, 2019 TO THE SUMMARY

PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL

INFORMATION, EACH DATED FEBRUARY 1, 2019, OF

MARTIN CURRIE EMERGING MARKETS FUND (THE “FUND”)

B.
During a meeting of the shareholders of the Fund held on March 8, 2019, the shareholders approved changing the Fund’s classification from diversified to non-diversified within the meaning of the Investment Company Act of 1940, as amended. Accordingly, effective March 8, 2019, the Fund is a non-diversified fund and the following changes are made to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information.

Summary Prospectus and Prospectus

1.	Under the section entitled “Principal investment strategies,” each of the last three paragraphs is deleted in its entirety and replaced with the following:

The fund may invest in companies domiciled in any country that the subadviser believes to be appropriate to the fund’s investment objective. Subject to the fund’s 80% investment policy, the fund may invest a substantial amount of assets (i.e. more than 25%) in issuers located in a single country or a limited number of countries, but will always be invested in or have exposure to no less than three different emerging market countries. The fund may invest in securities denominated in foreign currencies or in U.S. dollars.

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

2.	Under the section entitled “Principal risks,” the following text is added immediately below “Issuer risk.”

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.